Quarterly Holdings Report
for

Fidelity® Contrafund® K6

September 30, 2020

CONK6-QTLY-1120
1.9883976.103

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATION SERVICES - 17.7%
Entertainment - 4.2%
Activision Blizzard, Inc.	1,522,437	$123,241,275
Electronic Arts, Inc. (a)	140,698	18,348,426
NetEase, Inc.	512,621	9,203,836
Netflix, Inc. (a)	892,058	446,055,762
Nexon Co. Ltd.	50,766	1,266,296
Nintendo Co. Ltd.	5,476	3,103,201
Spotify Technology SA (a)	44,633	10,826,627
Take-Two Interactive Software, Inc. (a)	102,792	16,983,294
The Walt Disney Co.	238,541	29,598,167
		658,626,884
Interactive Media & Services - 12.6%
Alphabet, Inc.:
Class A (a)	233,081	341,603,514
Class C (a)	213,898	314,344,501
Facebook, Inc. Class A (a)	4,977,649	1,303,646,273
Match Group, Inc. (a)	70,769	7,830,590
Pinterest, Inc. Class A (a)	142,172	5,901,560
Snap, Inc. Class A (a)	626,463	16,356,949
Tencent Holdings Ltd.	118,570	8,008,620
Twitter, Inc. (a)	36,200	1,610,900
Zillow Group, Inc. Class C (a)(b)	15,700	1,594,963
		2,000,897,870
Media - 0.2%
Charter Communications, Inc. Class A (a)	50,482	31,517,932
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	899,052	102,815,587

TOTAL COMMUNICATION SERVICES		2,793,858,273

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.0%
BYD Co. Ltd. (H Shares)	223,500	3,604,211
Tesla, Inc. (a)	2,542	1,090,543
		4,694,754
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	36,173	44,988,722
Domino's Pizza, Inc.	17,712	7,532,559
DraftKings, Inc. Class A (a)(b)	164,527	9,680,769
Evolution Gaming Group AB (c)	106,219	7,054,502
McDonald's Corp.	63,000	13,827,870
Penn National Gaming, Inc. (a)	63,400	4,609,180
		87,693,602
Household Durables - 0.2%
D.R. Horton, Inc.	141,330	10,688,788
Garmin Ltd.	83,278	7,899,751
Lennar Corp. Class A	172,559	14,094,619
Sony Corp.	16,856	1,291,878
		33,975,036
Internet & Direct Marketing Retail - 10.5%
Alibaba Group Holding Ltd.	1,290,233	47,365,898
Alibaba Group Holding Ltd. sponsored ADR (a)	228,289	67,112,400
Amazon.com, Inc. (a)	466,815	1,469,874,390
Coupang unit (d)(e)	281,219	2,109,143
eBay, Inc.	799,507	41,654,315
JD.com, Inc. Class A	389,170	14,985,075
Meituan Dianping Class B (a)	362,399	11,416,041
Pinduoduo, Inc. ADR (a)	68,669	5,091,806
		1,659,609,068
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	66,827	6,631,911
Multiline Retail - 0.3%
B&M European Value Retail SA	1,062,407	6,781,728
Dollar General Corp.	207,817	43,562,600
Target Corp.	9,010	1,418,354
		51,762,682
Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.	141,419	2,118,457
Best Buy Co., Inc.	37,734	4,199,417
Carvana Co. Class A (a)	6,600	1,472,196
Cazoo Holdings Ltd. (d)(e)	69,974	959,341
Lowe's Companies, Inc.	53,630	8,895,072
O'Reilly Automotive, Inc. (a)	28,529	13,154,151
The Home Depot, Inc.	419,662	116,544,334
TJX Companies, Inc.	181,435	10,096,858
Vroom, Inc. (b)	123,200	6,379,296
		163,819,122
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	55,290	17,898,116
Allbirds, Inc. (a)(d)(e)	33,995	392,982
Deckers Outdoor Corp. (a)	54,703	12,035,207
Kering SA	2,009	1,336,955
lululemon athletica, Inc. (a)	36,971	12,177,138
NIKE, Inc. Class B	828,278	103,982,020
On Holding AG (d)(e)	282	3,046,414
		150,868,832

TOTAL CONSUMER DISCRETIONARY		2,159,055,007

CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	2,319	2,048,512
Constellation Brands, Inc. Class A (sub. vtg.)	7,289	1,381,338
Keurig Dr. Pepper, Inc.	97,135	2,680,926
Monster Beverage Corp. (a)	126,277	10,127,415
PepsiCo, Inc.	328,407	45,517,210
The Coca-Cola Co.	571,730	28,226,310
		89,981,711
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	143,818	5,008,329
Costco Wholesale Corp.	395,433	140,378,715
Walmart, Inc.	381,067	53,315,084
		198,702,128
Household Products - 0.0%
Kimberly-Clark Corp.	29,587	4,368,816
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	667,203	145,617,055
L'Oreal SA	23,820	7,751,722
L'Oreal SA	15,708	5,111,841
		158,480,618

TOTAL CONSUMER STAPLES		451,533,273

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Continental Resources, Inc. (b)	118,362	1,453,485
Hess Corp.	109,134	4,466,855
Noble Energy, Inc.	313,502	2,680,442
Reliance Industries Ltd.	1,922,982	58,486,500
		67,087,282
FINANCIALS - 6.6%
Banks - 1.0%
Bank of America Corp.	3,061,952	73,762,424
Citigroup, Inc.	113,407	4,888,976
JPMorgan Chase & Co.	655,417	63,096,995
Kotak Mahindra Bank Ltd. (a)	227,272	3,935,262
M&T Bank Corp.	28,763	2,648,785
The Toronto-Dominion Bank	23,507	1,088,361
		149,420,803
Capital Markets - 0.7%
BlackRock, Inc. Class A	94,710	53,373,821
MarketAxess Holdings, Inc.	9,830	4,734,030
Moody's Corp.	120,828	35,021,996
MSCI, Inc.	33,119	11,816,197
S&P Global, Inc.	32,918	11,870,231
		116,816,275
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class A (a)	2,256	721,922,256
Insurance - 0.3%
Admiral Group PLC	545,732	18,386,278
Direct Line Insurance Group PLC	400,800	1,393,262
Fairfax Financial Holdings Ltd. (sub. vtg.)	320	94,230
Intact Financial Corp.	8,651	926,334
Progressive Corp.	234,253	22,176,732
		42,976,836
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)(b)	248,477	4,952,147

TOTAL FINANCIALS		1,036,088,317

HEALTH CARE - 13.9%
Biotechnology - 3.4%
23andMe, Inc. (a)(d)(e)	6,779	70,841
AbbVie, Inc.	646,911	56,662,934
Acceleron Pharma, Inc. (a)	37,926	4,267,813
Allovir, Inc.	78,908	1,952,973
Allovir, Inc. (a)	40,111	1,103,053
Alnylam Pharmaceuticals, Inc. (a)	51,765	7,536,984
Amgen, Inc.	17,908	4,551,497
Arcus Biosciences, Inc. (a)	65,174	1,117,082
Argenx SE ADR (a)	23,697	6,220,936
Ascendis Pharma A/S sponsored ADR (a)	9,862	1,521,904
BeiGene Ltd. ADR (a)	36,757	10,528,675
Biohaven Pharmaceutical Holding Co. Ltd. (a)	19,832	1,289,278
Blueprint Medicines Corp. (a)	6,349	588,552
CSL Ltd.	12,650	2,613,070
Denali Therapeutics, Inc. (a)	6,925	248,123
Exelixis, Inc. (a)	33,774	825,774
Generation Bio Co.	30,875	906,629
Genmab A/S (a)	14,079	5,099,561
Idorsia Ltd. (a)	331,268	8,898,073
Innovent Biologics, Inc. (a)(c)	1,725,798	12,869,613
Kymera Therapeutics, Inc. (a)	24,708	798,315
Mirati Therapeutics, Inc. (a)	24,259	4,028,207
Morphosys AG (a)	22,367	2,841,391
Neurocrine Biosciences, Inc. (a)	22,911	2,203,122
Regeneron Pharmaceuticals, Inc. (a)	284,490	159,251,812
Relay Therapeutics, Inc. (a)	62,612	2,666,645
Sarepta Therapeutics, Inc. (a)	22,499	3,159,535
Seattle Genetics, Inc. (a)	77,787	15,222,138
Turning Point Therapeutics, Inc. (a)	56,056	4,897,052
Vertex Pharmaceuticals, Inc. (a)	781,600	212,688,992
Zai Lab Ltd. (a)	86,800	7,222,229
Zai Lab Ltd. ADR (a)	53,697	4,465,979
		548,318,782
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	503,168	54,759,773
Baxter International, Inc.	219,513	17,653,235
Danaher Corp.	616,315	132,711,109
DexCom, Inc. (a)	265,950	109,632,569
Edwards Lifesciences Corp. (a)	591,180	47,187,988
Hologic, Inc. (a)	194,738	12,944,235
Intuitive Surgical, Inc. (a)	84,823	60,185,311
Masimo Corp. (a)	38,967	9,198,550
ResMed, Inc.	16,977	2,910,367
Sonova Holding AG Class B	5,933	1,504,749
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	551,267	5,883,918
West Pharmaceutical Services, Inc.	10,529	2,894,422
		457,466,226
Health Care Providers & Services - 3.1%
Guardant Health, Inc. (a)	16,100	1,799,658
Humana, Inc.	66,778	27,638,746
Patterson Companies, Inc.	194,352	4,684,855
UnitedHealth Group, Inc.	1,455,704	453,844,836
		487,968,095
Health Care Technology - 0.3%
GoodRx Holdings, Inc.	54,200	3,013,520
Veeva Systems, Inc. Class A (a)	142,678	40,119,627
		43,133,147
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	47,226	5,888,138
Adaptive Biotechnologies Corp. (a)	42,500	2,066,775
Bio-Rad Laboratories, Inc. Class A (a)	41,802	21,547,259
Eurofins Scientific SA (a)	9,662	7,651,074
Illumina, Inc. (a)	4,400	1,359,952
IQVIA Holdings, Inc. (a)	59,331	9,352,346
Lonza Group AG	25	15,428
Mettler-Toledo International, Inc. (a)	77,977	75,306,288
Thermo Fisher Scientific, Inc.	237,961	105,064,541
WuXi AppTec Co. Ltd. (H Shares) (c)	507,078	7,332,737
		235,584,538
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	1,730,960	94,856,608
Bristol-Myers Squibb Co.	835,207	50,354,630
Eli Lilly & Co.	775,506	114,790,398
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,520,621	7,432,245
Horizon Therapeutics PLC (a)	458,161	35,589,946
Jazz Pharmaceuticals PLC (a)	87,347	12,454,809
Johnson & Johnson	25,921	3,859,118
Merck & Co., Inc.	559,199	46,385,557
MyoKardia, Inc. (a)	22,978	3,132,591
Pacira Biosciences, Inc. (a)	8,583	516,010
Roche Holding AG (participation certificate)	4,254	1,457,168
Royalty Pharma PLC	235,947	9,926,290
UCB SA	81,002	9,212,167
Zoetis, Inc. Class A	244,090	40,365,163
		430,332,700

TOTAL HEALTH CARE		2,202,803,488

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	101,509	38,906,370
Northrop Grumman Corp.	113,444	35,790,448
		74,696,818
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	32,100	3,280,299
United Parcel Service, Inc. Class B	302,431	50,394,078
		53,674,377
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	303,024	26,217,636
The AZEK Co., Inc.	132,582	4,615,179
Toto Ltd.	303,044	13,964,056
Trane Technologies PLC	33,959	4,117,529
		48,914,400
Commercial Services & Supplies - 0.2%
Cintas Corp.	89,748	29,870,827
Clean TeQ Holdings Ltd. (a)(b)	3,606,232	746,407
TulCo LLC (a)(d)(e)(f)	1,552	964,521
		31,581,755
Electrical Equipment - 0.4%
Acuity Brands, Inc.	36,651	3,751,230
Vestas Wind Systems A/S	379,807	61,607,460
		65,358,690
Industrial Conglomerates - 0.0%
General Electric Co.	802,265	4,998,111
Machinery - 0.3%
Deere & Co.	50,918	11,284,956
Fortive Corp.	272,808	20,790,698
Illinois Tool Works, Inc.	23,600	4,559,756
Otis Worldwide Corp.	24,848	1,551,012
PACCAR, Inc.	130,541	11,132,536
		49,318,958
Professional Services - 0.6%
Clarivate Analytics PLC (a)	1,160,572	35,966,126
CoStar Group, Inc. (a)	31,227	26,496,422
Equifax, Inc.	8,459	1,327,217
Experian PLC	379,955	14,276,573
FTI Consulting, Inc. (a)	71,860	7,615,004
Verisk Analytics, Inc.	11,306	2,095,115
		87,776,457
Road & Rail - 0.4%
Canadian Pacific Railway Ltd.	94,765	28,826,979
Uber Technologies, Inc. (a)	44,800	1,634,304
Union Pacific Corp.	166,141	32,708,179
		63,169,462
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	8,300	244,186
Fastenal Co.	32,258	1,454,513
		1,698,699

TOTAL INDUSTRIALS		481,187,727

INFORMATION TECHNOLOGY - 33.7%
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	1,467,452	158,881,028
Samsung SDI Co. Ltd.	17,100	6,356,796
Zebra Technologies Corp. Class A (a)	25,055	6,325,385
		171,563,209
IT Services - 9.0%
Accenture PLC Class A	387,364	87,540,390
Adyen BV (a)(c)	28,550	52,660,025
EPAM Systems, Inc. (a)	2,538	820,485
MasterCard, Inc. Class A	831,351	281,137,968
MongoDB, Inc. Class A (a)(b)	224,633	52,004,786
Okta, Inc. (a)	430,149	91,987,364
PayPal Holdings, Inc. (a)	1,230,869	242,518,119
Shopify, Inc. Class A (a)	87,832	89,820,101
Snowflake Computing, Inc. (b)	45,100	11,320,100
Snowflake Computing, Inc. Class B	8,969	2,026,097
Square, Inc. (a)	125,821	20,452,204
Twilio, Inc. Class A (a)	111,585	27,571,538
Visa, Inc. Class A	2,284,176	456,766,675
		1,416,625,852
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	1,051,793	86,236,508
Analog Devices, Inc.	82,420	9,621,711
ASML Holding NV	38,350	14,161,505
Enphase Energy, Inc. (a)	224,396	18,532,866
KLA-Tencor Corp.	25,442	4,929,133
Lam Research Corp.	161,275	53,502,981
Lattice Semiconductor Corp. (a)	279,936	8,106,947
Marvell Technology Group Ltd.	349,465	13,873,761
NVIDIA Corp.	487,143	263,651,534
NXP Semiconductors NV	113,478	14,163,189
Qorvo, Inc. (a)	123,670	15,954,667
Qualcomm, Inc.	1,668,447	196,342,843
Semtech Corp. (a)	116,427	6,165,974
Skyworks Solutions, Inc.	69,230	10,072,965
SolarEdge Technologies, Inc. (a)	41,123	9,801,667
Synaptics, Inc. (a)	242,827	19,528,147
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	144,961	11,751,988
Texas Instruments, Inc.	35,202	5,026,494
		761,424,880
Software - 15.7%
Adobe, Inc. (a)	1,085,232	532,230,330
Agora, Inc. ADR (a)	20,553	883,368
ANSYS, Inc. (a)	4,779	1,563,832
Atlassian Corp. PLC (a)	304,689	55,389,413
Cadence Design Systems, Inc. (a)	51,047	5,443,142
Ceridian HCM Holding, Inc. (a)	82,945	6,855,404
Cloudflare, Inc. (a)	223,682	9,184,383
Coupa Software, Inc. (a)	164,028	44,983,039
Crowdstrike Holdings, Inc. (a)	38,652	5,307,693
Datadog, Inc. Class A (a)	156,804	16,019,097
Dropbox, Inc. Class A (a)	559,496	10,775,893
Duck Creek Technologies, Inc. (a)	16,443	747,005
Dynatrace, Inc. (a)	470,608	19,304,340
Epic Games, Inc. (d)(e)	14,010	8,055,750
Everbridge, Inc. (a)	32,164	4,043,980
Fortinet, Inc. (a)	97,619	11,500,494
Intuit, Inc.	145,304	47,399,618
JFrog Ltd. (b)	20,700	1,752,255
Microsoft Corp.	4,237,709	891,317,334
Netcompany Group A/S (a)(c)	3,064	254,051
RingCentral, Inc. (a)	29,740	8,166,901
Salesforce.com, Inc. (a)	2,800,729	703,879,212
ServiceNow, Inc. (a)	101,135	49,050,475
Slack Technologies, Inc. Class A (a)(b)	517,847	13,909,370
SurveyMonkey (a)	147,333	3,257,533
Tanium, Inc. Class B (a)(d)(e)	449,538	5,122,575
Unity Software, Inc.	47,200	4,119,616
Workday, Inc. Class A (a)	98,515	21,193,532
Xero Ltd. (a)	49,281	3,594,807
Zoom Video Communications, Inc. Class A (a)	10,444	4,909,829
		2,490,214,271
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	4,126,923	477,938,953
Dell Technologies, Inc. (a)	31,507	2,132,709
Samsung Electronics Co. Ltd.	220,200	10,989,890
		491,061,552

TOTAL INFORMATION TECHNOLOGY		5,330,889,764

MATERIALS - 2.5%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	90,128	26,845,526
Growmax Resources Corp. (a)(c)(e)	233,005	9,624
Sherwin-Williams Co.	119,592	83,324,530
Westlake Chemical Corp.	23,122	1,461,773
		111,641,453
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	124,250	4,568,673
WestRock Co.	39,744	1,380,707
		5,949,380
Metals & Mining - 1.8%
Agnico Eagle Mines Ltd. (Canada)	114,624	9,132,560
B2Gold Corp.	3,885,439	25,298,904
Barrick Gold Corp.	211,465	5,944,281
Barrick Gold Corp. (Canada)	2,917,071	81,933,428
Franco-Nevada Corp.	512,039	71,552,023
Freeport-McMoRan, Inc.	1,040,195	16,268,650
Ivanhoe Mines Ltd. (a)	3,932,869	14,295,435
Ivanhoe Mines Ltd. (a)(c)	995,503	3,618,516
Lundin Gold, Inc. (a)	243,394	2,211,759
Newmont Corp.	572,662	36,335,404
Northern Star Resources Ltd.	150,188	1,488,220
Novagold Resources, Inc. (a)	828,773	9,871,458
		277,950,638

TOTAL MATERIALS		395,541,471

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.	75,049	12,007,840
American Tower Corp.	269,761	65,209,327
Equity Commonwealth	206,896	5,509,640
Prologis (REIT), Inc.	144,986	14,588,491
		97,315,298
Real Estate Management & Development - 0.0%
FirstService Corp.	5,618	740,958

TOTAL REAL ESTATE		98,056,256

UTILITIES - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	116,520	1,435,812
NextEra Energy, Inc.	20,934	5,810,441
PG&E Corp. (a)	2,259,568	21,217,344
		28,463,597
TOTAL COMMON STOCKS
(Cost $10,134,587,372)		15,044,564,455

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc. Series H (d)(e)	21,106	4,844,481
Specialty Retail - 0.0%
Aurora Innovation, Inc. Series B (a)(d)(e)	119,040	1,099,965
Fanatics, Inc. Series E (d)(e)	192,106	3,321,513
		4,421,478
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	13,415	155,077
Series B (a)(d)(e)	2,355	27,224
Series C (a)(d)(e)	22,525	260,389
Series Seed (a)(d)(e)	7,210	83,348
		526,038
TOTAL CONSUMER DISCRETIONARY		9,791,997
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	1,222	413,830
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	26,649	278,482
Nuvation Bio, Inc. Series A (a)(d)(e)(g)	2,568,600	2,414,484
		2,692,966
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (d)(e)	49,490	13,362,300
Commercial Services & Supplies - 0.0%
ZenPayroll, Inc. Series D (a)(d)(e)	184,203	2,452,184
TOTAL INDUSTRIALS		15,814,484
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Affirm, Inc.:
Series F (a)(d)(e)	141,842	2,826,386
Series G (d)(e)	276,447	5,508,566
Series G1 (d)(e)	45,878	914,179
Carbon, Inc.:
Series D (a)(d)(e)	9,678	295,373
Series E (a)(d)(e)	7,351	227,219
		9,771,723
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (d)(e)	1,052,269	6,555,636

TOTAL CONVERTIBLE PREFERRED STOCKS		45,040,636

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	2,284	31,318
Series B (d)(e)	39,995	548,330
Series C (d)(e)	812	11,132
Series D (d)(e)	142,876	1,958,826
		2,549,606
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (a)(e)	3,143	1,064,377

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,613,983

TOTAL PREFERRED STOCKS
(Cost $46,355,913)		48,654,619

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.10% (h)	756,416,329	756,567,612
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	47,980,903	47,985,701
TOTAL MONEY MARKET FUNDS
(Cost $804,552,320)		804,553,313
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $10,985,495,605)		15,897,772,387
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(73,509,168)
NET ASSETS - 100%		$15,824,263,219

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,115,231 or 0.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,311,809 or 0.4% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$113,887
23andMe, Inc. Series F	8/31/17	$370,000
Affirm, Inc. Series F	3/22/19	$1,869,917
Affirm, Inc. Series G	9/11/20	$5,508,566
Affirm, Inc. Series G1	4/29/20	$774,200
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Allbirds, Inc. Series Seed	10/9/18	$79,073
Aurora Innovation, Inc. Series B	3/1/19	$1,099,965
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$205,787
Cazoo Holdings Ltd.	9/30/20	$959,341
Cazoo Holdings Ltd. Series A	9/30/20	$31,314
Cazoo Holdings Ltd. Series B	9/30/20	$548,330
Cazoo Holdings Ltd. Series C	9/30/20	$11,132
Cazoo Holdings Ltd. Series D	9/30/20	$1,958,826
Coupang unit	6/12/20	$2,109,143
Doordash, Inc. Series H	6/17/20	$4,844,481
Epic Games, Inc.	7/13/20 - 7/30/20	$8,055,750
Fanatics, Inc. Series E	8/13/20	$3,321,513
High Power Exploration, Inc. Series A	11/15/19	$5,545,458
Nuvation Bio, Inc. Series A	6/17/19	$1,981,366
On Holding AG	2/6/20	$2,569,790
Roofoods Ltd. Series F	9/12/17	$432,063
Space Exploration Technologies Corp. Series N	8/4/20	$13,362,300
Tanium, Inc. Class B	9/18/20	$5,122,575
TulCo LLC	8/24/17 - 9/7/18	$651,224
ZenPayroll, Inc. Series D	7/16/19	$2,452,184

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$839,213
Fidelity Securities Lending Cash Central Fund	128,671
Total	$967,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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